Business, Basis of Presentation and Summary of Significant Accounting Policies Business, Basis of Presentation and Summary of Significant Accounting Policies (Reclassification) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gains (Losses) On Investments And Sales Of Businesses, Net [Member]
Prior Period Reclassification Adjustment	$ (4,166)	$ (2,865)
Other, Net [Member]
Prior Period Reclassification Adjustment	(956)	(322)
Gains (Losses) On Derivatives, Net [Member]
Prior Period Reclassification Adjustment	$ 5,122	$ 3,187